Other Receivables and Other Current Assets (Tables)	12 Months Ended
Oct. 31, 2023
Other Receivables and Other Current Assets [Abstract]
Schedule of Other Receivables and Other Current Assets	Other receivables and other current assets comprised of the following:
	October 31,	October 31,
	2023	2022
Deposits put down on the car	790,068	935,573
Excess input VAT credits	30,405	28,242
Cash advance to employee	38,493	35,915
Other receivables	1,275,000	-
Total	2,133,966	999,730